May 15, 2020

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Wealth Liquid Environmentally Aware Fund (formerly known as BlackRock Money Market Portfolio), a series of BlackRock FundsSM

Post-Effective Amendment No.1018 to the Registration Statement on Form N-1A

(Securities Act File No. 33-26305, Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock FundsSM (the “Registrant”), on behalf of its series BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1018 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund; and

(2) the text of Post-Effective Amendment No. 1018 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund was filed electronically with the Securities and Exchange Commission on May 11, 2020.

Sincerely,

BlackRock FundsSM

   /s/ Janey Ahn

         Janey Ahn

   Secretary of the Registrant